Tax	12 Months Ended
Dec. 31, 2025
Tax [Abstract]
Tax
Note 15 – Tax

DHT Holdings, Inc. is a foreign corporation that is not subject to United States federal income taxes. Further, DHT is not subject to income taxes imposed by the Marshall Islands, the country in which it is incorporated, and there are no U.S. legal entities. The Monegasque company, DHT Management S.A.M., is subject to income taxation in Monaco, the Norwegian management company, DHT Management AS, is subject to income taxation in Norway and the direct and indirect subsidiaries in Singapore, DHT Ship Management (Singapore) Pte. Ltd, DHT Chartering (Singapore) Pte. Ltd, Goodwood Ship Management Pte. Ltd., and Goodwood Shipping Agencies Pte. Ltd. are subject to income taxation in Singapore and the indirect Indian subsidiary, Goodwood Marine Services Pvt. Ltd. is subject to income taxation in India. The tax effects for the companies are disclosed below.

Specification of income tax
(Dollars in thousands)	2025	2024	2023
Income tax payable	$433	$607	$532
Tax expenses related to previous year	(37)	(22)	47
Change in deferred tax	18	22	70
Total income tax expense	$413	$608	$649

Specification of temporary differences and deferred tax
	December 31,	December 31,	December 31,
(Dollars in thousands)	2025	2024	2023
Property, plant and equipment	$255	$360	$294
Pensions	(770)	(530)	(900)
Total basis for deferred tax	$(514)	$(170)	$(606)
Deferred tax liability/(asset), net [1]	$(143)	$(84)	$(176)
Deferred tax (asset), gross [2]	(176)	(127)	(212)
Deferred tax liability, gross [2]	33	43	36

[1]	Due to materiality, recognized in prepaid expenses and other non-current liabilities, and not on a separate line in the statements of financial position.
[2]
Deferred tax liabilities related to one of the indirect subsidiaries in Singapore and one of the direct subsidiaries in Singapore, and cannot be off-set with the deferred tax asset related to the subsidiary in Norway.

Reconciliation of income tax expense

Reconciliation of effective tax rate
(Dollars in thousands)	2025	2024	2023
Profit before income tax	$211,376	$182,069	$162,046
Expected income tax assessed at the tax rate for the Parent company (0%)	-	-	-
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	413	608	649
Total income tax expense	$413	$608	$649